Warrants	12 Months Ended
Dec. 31, 2018
Warrants and Rights Note Disclosure [Abstract]
WARRANTS
15.	WARRANTS

On April 21, 2010, the Company issued to Anderson & Strudwick Incorporated (“A&S”) 150,000 warrants, as a portion of the placement commission for the IPO. On the same day, the Company granted a total of 7,500 warrants to Hawk Associates Inc. (“Hawk”), the Company’s investor relations consultancy. On January 10, 2012, the Company issued 100,000 warrants to FirsTrust Group, Inc., (“FirsTrust”), the Company’s financial advisor. The warrants were redeemed at December 31, 2016.

In connection with the stock offering in February 2014, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with certain institutional investors for the sale of 734,700 common shares in a registered offering at the price of $9.12 per common share. In addition, the Company issued 220,410 warrants to the institutional investors aggregately and issued 73,470 warrants to FT Global Capital, Inc. (“FT Global”), as a portion of the placement commission. These warrants will be exercisable immediately as of the date of issuance at an exercise price of $11.86 per common share and expire forty-two months from the date of issuance. The exercise price of the warrants is subject to customary adjustment in the case of future issuances or deemed issuances of common shares, stock splits, stock dividends, combinations of shares and similar recapitalization transactions. On April 21, 2016, the Company signed Warrants Repurchase Agreements with those institutional investors and FT Global who signed the “Securities Purchase Agreement” with the Company in 2014. The Company repurchased the outstanding warrants to purchase in aggregate 293,880 shares of its common shares, and paid an aggregate cash purchase price of $1,116,744 ($3.80 per share underlying the warrants).

On April 28, 2016, the Company signed Share Purchase Agreement (“SPA”) with HLI. In this SPA, HLI is entitled with 1,000,000 warrants to acquire from the Company 1,000,000 common shares at purchase price of $2.20 per share. The new warrants will be exercisable at any time.

There were a total of 1,000,000 warrants issued and outstanding as of December 31, 2018 and 2017.

The fair value of the outstanding warrants was calculated using the Black Scholes Model with the following assumptions:

	December 31,
Stock options	2018	2017	2016
Market price per share (USD/share)	$1.13	$1.73	$1.50
Exercise price (USD/share)	2.20	2.20	2.20
Risk free rate	2.6%	2.36%	2.40%
Dividend yield	0%	0%	0%
Expected term/Contractual life (years)	7.3	8.3	9.3
Expected volatility	256.20%	241.20%	232.20%

The following is a reconciliation of the beginning and ending balances of warrants liability measured at fair value on a recurring basis using Level 3 inputs:

	December 31,
	2018	2017	2016
Beginning balance	$1,729,111	$1,499,362	$162,736
Warrants issued to HLI	-	-	1,889,269
Warrants redeemed	-	-	(25,026)
Fair value change of the issued warrants included in earnings	(599,865)	229,749	(527,617)
Ending balance	$1,129,246	$1,729,111	$1,499,362

The following is a summary of the warrants activity:

	Number	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Outstanding as of January 1, 2017	1,000,000	$2.20	0.49
Granted	-
Forfeited	-
Exercised	-
Redeemed	-
Outstanding as of December 31, 2017	1,000,000	$2.20
Granted	-
Forfeited	-
Exercised	-
Redeemed	-
Outstanding as of December 31, 2018	1,000,000	$2.20